Cover	May 05, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed May 8, 2026 to add disclosure of a Securities Purchase Agreement, Note, and Warrant entered into with Lambda Ventures, LLC on May 5, 2026, inadvertently omitted from the original filing.
Document Period End Date	May 05, 2026
Entity File Number	000-56568
Entity Registrant Name	HNO INTERNATIONAL, INC.
Entity Central Index Key	0001342916
Entity Tax Identification Number	20-2781289
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	41558 Eastman Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Murrieta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92562
City Area Code	951
Local Phone Number	305-8872
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false